Prepaid Expenses and Other Current Assets	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Prepaid Expenses and Other Current Assets [Line Items]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	August 31, 2025	May 31, 2025
Advances to suppliers	$-	$45,252
Other	7,963	1,397
Total	$7,963	$46,649